CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) (Tables)	12 Months Ended
Dec. 31, 2021
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Changes in each component of Accumulated Other Comprehensive Income (Loss)
Changes in each component of Citigroup’s Accumulated other comprehensive income (loss) were as follows:

In millions of dollars	Net unrealized gains (losses) on debt securities	Debt valuation adjustment (DVA)(1)	Cash flow hedges(2)	Benefit plans(3)	Foreign currency translation adjustment (CTA), net of hedges(4)(5)	Excluded component of fair value hedges	Accumulated other comprehensive income (loss)
Balance, December 31, 2018	$(2,250)	$192	$(728)	$(6,257)	$(28,070)	$(57)	$(37,170)
Other comprehensive income before reclassifications	3,065	(1,151)	549	(758)	(321)	25	1,409
Increase (decrease) due to amounts reclassified from AOCI	(1,080)	15	302	206	—	—	(557)
Change, net of taxes	$1,985	$(1,136)	$851	$(552)	$(321)	$25	$852
Balance, December 31, 2019	$(265)	$(944)	$123	$(6,809)	$(28,391)	$(32)	$(36,318)
Other comprehensive income before reclassifications	4,837	(490)	2,027	(287)	(250)	(15)	5,822
Increase (decrease) due to amounts reclassified from AOCI	(1,252)	15	(557)	232	—	—	(1,562)
Change, net of taxes	$3,585	$(475)	$1,470	$(55)	$(250)	$(15)	$4,260
Balance, December 31, 2020	$3,320	$(1,419)	$1,593	$(6,864)	$(28,641)	$(47)	$(32,058)
Other comprehensive income before reclassifications	(3,556)	121	(679)	797	(2,537)	(11)	(5,865)
Increase (decrease) due to amounts reclassified from AOCI	(378)	111	(813)	215	12	11	(842)
Change, net of taxes	$(3,934)	$232	$(1,492)	$1,012	$(2,525)	$—	$(6,707)
Balance, December 31, 2021	$(614)	$(1,187)	$101	$(5,852)	$(31,166)	$(47)	$(38,765)

(1)Reflects the after-tax valuation of Citi’s fair value option liabilities. See “Market Valuation Adjustments” in Note 24.
(2)Primarily driven by Citi’s pay fixed/receive floating interest rate swap programs that hedge the floating rates on liabilities.
(3)Primarily reflects adjustments based on the quarterly actuarial valuations of the Company’s significant pension and postretirement plans, annual actuarial valuations of all other plans and amortization of amounts previously recognized in other comprehensive income.
(4)Primarily reflects the movements in (by order of impact) the Mexican peso, Euro, South Korean won, Chilean peso and Japanese yen against the U.S. dollar and changes in related tax effects and hedges for the year ended December 31, 2021. Primarily reflects the movements in (by order of impact) the Mexican peso, Brazilian real, South Korean won and Euro against the U.S. dollar and changes in related tax effects and hedges for the year ended December 31, 2020. Primarily reflects the movements in (by order of impact) the Indian rupee, Brazilian real, Chilean peso and Euro against the U.S. dollar and changes in related tax effects and hedges for the year ended December 31, 2019. Amounts recorded in the CTA component of AOCI remain in AOCI until the sale or substantial liquidation of the foreign entity, at which point such amounts related to the foreign entity are reclassified into earnings.
(5)December 31, 2021 includes an approximate $475 million (after-tax) ($625 million pretax) currency translation adjustment (CTA) loss (net of hedges) associated with Citi’s agreement to sell its consumer banking business in Australia (see Note 2). The loss on sale primarily reflects the impact of the CTA loss (net of hedges) already reflected in AOCI. Upon closing, the CTA-related balance will be removed from AOCI, resulting in a neutral impact from CTA to Citi’s Common Equity Tier 1 Capital.
Schedule of pretax and after-tax changes in each component of Accumulated other comprehensive income (loss)
The pretax and after-tax changes in each component of Accumulated other comprehensive income (loss) were as follows:

In millions of dollars	Pretax	Tax effect	After-tax
Balance, December 31, 2018	$(44,082)	$6,912	$(37,170)
Change in net unrealized gains (losses) on debt securities	2,633	(648)	1,985
Debt valuation adjustment (DVA)	(1,473)	337	(1,136)
Cash flow hedges	1,120	(269)	851
Benefit plans	(671)	119	(552)
Foreign currency translation adjustment	(332)	11	(321)
Excluded component of fair value hedges	33	(8)	25
Change	$1,310	$(458)	$852
Balance, December 31, 2019	$(42,772)	$6,454	$(36,318)
Change in net unrealized gains (losses) on debt securities	4,799	(1,214)	3,585
Debt valuation adjustment (DVA)	(616)	141	(475)
Cash flow hedges	1,925	(455)	1,470
Benefit plans	(78)	23	(55)
Foreign currency translation adjustment	(227)	(23)	(250)
Excluded component of fair value hedges	(23)	8	(15)
Change	$5,780	$(1,520)	$4,260
Balance, December 31, 2020	$(36,992)	$4,934	$(32,058)
Change in net unrealized gains (losses) on debt securities	(5,301)	1,367	(3,934)
Debt valuation adjustment (DVA)	296	(64)	232
Cash flow hedges	(1,969)	477	(1,492)
Benefit plans	1,252	(240)	1,012
Foreign currency translation adjustment	(2,671)	146	(2,525)
Excluded component of fair value hedges	2	(2)	—
Change	$(8,391)	$1,684	$(6,707)
Balance, December 31, 2021	$(45,383)	$6,618	$(38,765)

Summary of amounts reclassified out of Accumulated other comprehensive income (loss) into the Consolidated Statement of income
The Company recognized pretax (gains) losses related to amounts in AOCI reclassified to the Consolidated Statement of Income as follows:

	Increase (decrease) in AOCI due to amounts reclassified to Consolidated Statement of Income
	Year ended December 31,
In millions of dollars	2021	2020	2019
Realized (gains) losses on sales of investments	$(665)	$(1,756)	$(1,474)
Gross impairment losses	181	109	23
Subtotal, pretax	$(484)	$(1,647)	$(1,451)
Tax effect	106	395	371
Net realized (gains) losses on investments, after-tax(1)	$(378)	$(1,252)	$(1,080)
Realized DVA (gains) losses on fair value option liabilities, pretax	$144	$20	$20
Tax effect	(33)	(5)	(5)
Net realized DVA, after-tax	$111	$15	$15
Interest rate contracts	$(1,075)	$(734)	$384
Foreign exchange contracts	4	4	7
Subtotal, pretax	$(1,071)	$(730)	$391
Tax effect	258	173	(89)
Amortization of cash flow hedges, after-tax(2)	$(813)	$(557)	$302
Amortization of unrecognized:
Prior service cost (benefit)	$(23)	$(5)	$(12)
Net actuarial loss	302	322	286
Curtailment/settlement impact(3)	11	(8)	1
Subtotal, pretax	$290	$309	$275
Tax effect	(75)	(77)	(69)
Amortization of benefit plans, after-tax(3)	$215	$232	$206
Excluded component of fair value hedges, pretax	$15	$—	$—
Tax effect	(4)	—	—
Excluded component of fair value hedges, after-tax	$11	$—	$—
Foreign currency translation adjustment, pretax	$19	$—	$—
Tax effect	(7)	—	—
Foreign currency translation adjustment, after-tax	$12	$—	$—
Total amounts reclassified out of AOCI, pretax	$(1,087)	$(2,048)	$(765)
Total tax effect	245	486	208
Total amounts reclassified out of AOCI, after-tax	$(842)	$(1,562)	$(557)

(1)The pretax amount is reclassified to Realized gains (losses) on sales of investments, net and Gross impairment losses in the Consolidated Statement of Income. See Note 13 for additional details.
(2)See Note 22 for additional details.
(3)See Note 8 for additional details.